DoubleLine Shiller Enhanced International CAPE ®

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.6%
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	511,705

Total Asset Backed Obligations (Cost $499,875)					511,705

Collateralized Loan Obligations - 16.0%
500,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	07/20/2032	500,755
498,782	AMMC Ltd., Series 2014-15A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.44	% (a)	01/15/2032	499,156
500,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.32	% (a)	04/19/2034	500,624
500,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/24/2034	501,506
1,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00	% (a)(h)	07/20/2034	1,000,000
500,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.28	% (a)	07/17/2034	500,033
500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.24	% (a)	07/14/2032	500,591
500,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.88	% (a)	07/14/2032	499,813
500,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.42	% (a)	04/15/2033	501,908
500,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.37	% (a)	10/20/2031	500,375
500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	07/15/2034	500,095
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	3.79	% (a)	07/18/2029	498,778
1,500,000	Kayne Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.38%, 1.38% Floor)	1.57	% (a)	01/20/2033	1,505,495
500,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.19	% (a)	07/20/2030	500,000
500,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	07/15/2034	500,468
500,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.22	% (a)	04/15/2036	499,776
500,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30	% (a)	07/15/2031	500,153
1,000,000	Sound Point Ltd.	0.01	% (a)(b)	07/20/2034	1,000,000
500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.32	% (a)	07/15/2034	500,005
500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%)	1.13	% (a)	09/07/2030	499,529
1,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.34	% (a)	07/20/2032	1,000,395
500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.32	% (a)	01/15/2031	500,177

Total Collateralized Loan Obligations (Cost $13,489,758)					13,509,632

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Foreign Corporate Bonds - 5.7%
110,000	AstraZeneca PLC	3.50%		08/17/2023	116,891
70,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	71,627
40,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	43,260
150,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	148,427
100,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	99,590
150,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	149,426
200,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	203,502
25,000	Bank of Nova Scotia	0.55%		09/15/2023	25,067
110,000	BAT International Finance PLC	1.67%		03/25/2026	110,023
65,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	65,003
100,000	Central American Bottling Corporation	5.75%		01/31/2027	104,740
200,000	CIMB Bank BHD	3.26%		03/15/2022	203,482
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	199,649
100,000	Ecopetrol S.A.	5.88%		09/18/2023	108,223
139,100	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	139,649
200,000	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	202,357
30,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	31,927
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	10,787
10,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	10,929
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	209,795
200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	199,189
200,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	204,414
45,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	46,047
55,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	58,237
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	202,295
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	187,783
200,000	Minejesa Capital B.V.	4.63%		08/10/2030	212,290
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	202,280
200,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	207,876
200,000	POSCO	2.38%		11/12/2022	204,355
115,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.55%		01/20/2026	115,149
200,000	Sable International Finance Ltd.	5.75%		09/07/2027	210,731
100,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	102,811
200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	198,972
200,000	VTR Comunicaciones SpA	5.13%		01/15/2028	209,395

Total Foreign Corporate Bonds (Cost $4,784,058)					4,816,178

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
200,000	Colombia Government International Bond	4.50%		01/28/2026	218,761

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $219,128)					218,761

Non-Agency Commercial Mortgage Backed Obligations - 13.2%
100,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	04/15/2034	100,371
1,637,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(c)(e)	06/15/2054	151,050

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
130,000	Arbor Realty Ltd., Series 2021-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.02	% (a)	12/15/2035	130,821
231,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.77	% (a)	09/14/2036	227,219
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	12/15/2036	240,700
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	113,244
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.17	% (a)	09/15/2035	175,735
1,819,000	BBCMS Mortgage Trust	1.15	% (c)(e)	07/15/2054	166,578
1,132,000	BBCMS Mortgage Trust	1.82	% (a)(c)(e)	07/15/2054	166,567
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28	% (a)(c)(e)	11/05/2036	23,952
6,291,906	Benchmark Mortgage Trust, Series 2018-B2-XA	0.56	% (c)(e)	02/15/2051	126,466
5,783,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (c)(e)	09/15/2043	219,199
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(c)(e)	06/15/2054	124,869
2,202,000	Benchmark Mortgage Trust, Series 2021-B27-XA	1.27	% (c)(e)	07/15/2054	219,177
163,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	04/15/2034	161,820
100,000	BX Trust, Series 2021-VIEW-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.05	% (a)	06/15/2023	100,331
100,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.75	% (a)	06/15/2023	100,404
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (a)(c)(e)	02/15/2033	75,428
100,000	CHCP Ltd., Series 2021-FL1-C (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.22	% (a)	02/15/2038	100,506
2,813,327	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.30	% (c)(e)	03/10/2047	70,397
2,901,679	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.01	% (c)(e)	05/10/2049	211,447
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	12/15/2036	266,001
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	12/15/2036	251,054
111,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-B	5.01	% (a)(c)	08/10/2046	118,483
100,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.68	% (c)	08/10/2048	107,657
6,311,012	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.06	% (c)(e)	10/10/2048	218,374
186,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45	% (c)	02/10/2048	193,053
5,899,257	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XD	1.23	% (a)(c)(e)	07/10/2048	245,311
100,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.72	% (a)	05/15/2036	100,428
150,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.78	% (c)	11/15/2048	162,135
164,000	CSMC Mortgage-Backed Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	169,274
136,000	CSMC Trust, Series 2020-NET-D	3.83	% (a)(c)	08/15/2037	143,035
52,373	CSWF Trust, Series 2018-TOP-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.87	% (a)	08/15/2035	52,456
92,814	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	05/15/2035	93,127

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	175,541
165,000	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.33	% (a)	07/15/2038	166,124
111,000	Great Wolf Trust, Series 2019-WOLF-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.11	% (a)	12/15/2036	111,205
100,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	101,136
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(c)	02/10/2037	183,938
277,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(c)	11/10/2047	186,489
4,469,112	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.62	% (c)(e)	11/10/2049	120,394
188,740	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	11/15/2036	189,149
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13-C	4.21	% (c)	01/15/2046	104,506
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88	% (a)(c)	01/05/2031	297,172
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(c)	07/05/2033	107,510
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(c)	07/05/2033	306,458
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C12-C	4.24	% (c)	07/15/2045	207,820
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(c)	09/15/2047	252,940
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (c)	02/15/2048	204,998
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	103,826
150,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.95	% (a)	07/16/2036	150,663
186,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(c)	02/10/2042	180,910
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	1.02	% (a)(c)(e)	11/15/2052	249,288
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	87,372
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	184,132
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(c)(e)	05/15/2019	15
111,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (a)	11/15/2034	111,017
164,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.72	% (a)	07/15/2035	164,110
150,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.79	% (a)	04/15/2036	150,064
200,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	210,860
2,629,256	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.10	% (c)(e)	10/10/2048	163,787
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(c)(e)	07/15/2041	390,910
8,147,302	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(c)(e)	12/15/2020	81
100,000	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	03/15/2038	100,504
200,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	219,089
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.48	% (c)(e)	08/15/2050	146,933
135,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-C	4.06	% (c)	04/15/2050	141,196
6,451,803	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.80	% (c)(e)	07/15/2058	146,935
4,207,972	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.07	% (c)(e)	12/15/2048	156,082

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,860,556	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	1.11	% (c)(e)	01/15/2052	168,043
867,521	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.69	% (c)(e)	04/15/2054	101,780

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $11,629,702)					11,169,646

Non-Agency Residential Collateralized Mortgage Obligations - 12.2%
482,355	Ajax Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(f)	01/25/2061	492,010
233,196	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(f)	06/28/2034	237,909
135,045	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	2.57	% (c)	03/25/2036	131,023
367,965	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	246,799
635,177	CSMC Trust, Series 2019-RPL9-A1	2.98	% (a)(c)	10/27/2059	640,848
2,446,361	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.35%		12/25/2036	1,164,300
509,237	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.47%		02/25/2037	494,171
339,736	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(f)	05/25/2059	341,369
223,044	Lehman XS Trust, Series 2007-6-2A1 (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.51%		05/25/2037	196,979
1,179,857	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1B (12 Month US Treasury Average + 1.20%, 1.20% Floor)	1.32%		12/25/2046	1,084,560
893,688	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.22	% (c)	10/25/2047	381,707
1,803,718	Morgan Stanley Capital Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.22	% (a)	01/25/2037	945,979
453,884	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(c)	05/25/2060	461,668
800,000	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(f)	02/25/2061	805,221
487,935	PRPM LLC, Series 2021-4-A1	1.87	% (a)(f)	04/25/2026	487,703
995,968	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		06/25/2037	748,817
502,205	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/26/2048	521,953
903,444	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(f)	05/25/2051	904,966

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,222,351)					10,287,982

US Corporate Bonds - 5.6%
105,000	AbbVie, Inc.	2.30%		11/21/2022	107,796
20,000	Anthem, Inc.	3.30%		01/15/2023	20,872
85,000	Anthem, Inc.	3.50%		08/15/2024	91,594
105,000	AT&T, Inc.	4.45%		04/01/2024	114,720
115,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.74	% (a)	05/24/2024	115,985
50,000	Atmos Energy Corporation	0.63%		03/09/2023	50,017
65,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.92%		03/05/2024	65,612
40,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.72%		04/22/2025	40,267
100,000	Boeing Company	4.51%		05/01/2023	106,642
45,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	45,000
60,000	Capital One Financial Corporation	3.20%		01/30/2023	62,487
30,000	Capital One Financial Corporation	3.90%		01/29/2024	32,388
115,000	Carrier Global Corporation	2.24%		02/15/2025	119,644
110,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.16%		06/01/2024	111,734

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
110,000	Conagra Brands, Inc.	4.30%		05/01/2024	120,723
20,000	Dollar Tree, Inc.	4.00%		05/15/2025	22,095
90,000	Dollar Tree, Inc.	3.70%		05/15/2023	95,137
5,000	DTE Energy Company	2.25%		11/01/2022	5,114
30,000	DTE Energy Company	2.53%		10/01/2024	31,601
65,000	DTE Energy Company	1.05%		06/01/2025	65,013
95,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	108,074
115,000	eBay, Inc.	2.75%		01/30/2023	119,065
95,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	109,777
95,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	103,113
110,000	HCA, Inc.	5.00%		03/15/2024	121,589
115,000	Hyundai Capital America	2.85	% (a)	11/01/2022	118,292
55,000	JPMorgan Chase & Company	3.90%		07/15/2025	60,863
50,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	51,092
110,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	110,132
95,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	103,074
35,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	35,084
115,000	Microchip Technology, Inc.	0.97	% (a)	02/15/2024	114,991
115,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	114,965
85,000	NextEra Energy Capital Holdings, Inc.	0.65%		03/01/2023	85,368
100,000	NVIDIA Corporation	0.58%		06/14/2024	100,052
20,000	Omnicom Group, Inc.	3.65%		11/01/2024	21,728
55,000	Pacific Gas and Electric Company	1.75%		06/16/2022	54,980
40,000	Pacific Gas and Electric Company	1.37%		03/10/2023	40,003
105,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	110,545
95,000	Pioneer Natural Resources Company	0.55%		05/15/2023	95,126
60,000	Prudential Financial, Inc.	3.50%		05/15/2024	64,998
110,000	PSEG Power LLC	3.85%		06/01/2023	116,835
115,000	Republic Services, Inc.	2.50%		08/15/2024	120,768
50,000	Royalty Pharma PLC	0.75	% (a)	09/02/2023	50,171
110,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	118,462
85,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	85,356
105,000	Southwest Airlines Company	4.75%		05/04/2023	112,674
115,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45%		06/09/2025	115,242
95,000	Union Pacific Corporation	3.15%		03/01/2024	101,410
10,000	Union Pacific Corporation	3.75%		03/15/2024	10,742
50,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	49,949
120,000	Valero Energy Corporation	1.20%		03/15/2024	121,113
100,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	103,189
100,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	102,167
105,000	Welltower, Inc.	3.63%		03/15/2024	112,640
100,000	WP Carey, Inc.	4.25%		10/01/2026	112,464

Total US Corporate Bonds (Cost $4,675,930)					4,700,534

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Mortgage Backed Obligations - 5.3%
2,000,000	Federal National Mortgage Association	2.00%		06/01/2036	2,072,455
1,500,000	Federal National Mortgage Association	2.00%		07/01/2036	1,554,303
689,226	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	713,591
93,368	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.02	% (a)	01/25/2051	94,171

Total US Government and Agency Mortgage Backed Obligations (Cost $4,429,693)					4,434,520

US Government and Agency Obligations - 15.8%
1,400,000	United States Treasury Notes	0.38	% (d)	03/31/2022	1,403,115
1,600,000	United States Treasury Notes	0.13%		11/30/2022	1,599,250
2,000,000	United States Treasury Notes	0.13%		05/15/2023	1,996,523
2,650,000	United States Treasury Notes	0.13%		12/15/2023	2,636,543
1,000,000	United States Treasury Notes	0.25	% (d)	03/15/2024	996,172
4,760,000	United States Treasury Notes	0.25%		06/15/2024	4,731,180

Total US Government and Agency Obligations (Cost $13,381,412)					13,362,783

Affiliated Mutual Funds - 6.4%
561,546	DoubleLine Floating Rate Fund (Class I)				5,362,761

Total Affiliated Mutual Funds (Cost $5,429,714)					5,362,761

Short Term Investments - 5.3%
1,490,300	First American Government Obligations Fund - Class U	0.03	% (g)		1,490,300
1,490,300	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (g)		1,490,300
1,490,300	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (g)		1,490,300

Total Short Term Investments (Cost $4,470,900)					4,470,900

Total Investments - 86.4% (Cost $73,232,521)					72,845,402
Other Assets in Excess of Liabilities - 13.6%					11,508,667

NET ASSETS - 100.0%					$84,354,069

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	All or a portion of this security has been pledged as collateral.

(e)	Interest only security

(f)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(g)	Seven-day yield as of period end

(h)	The final coupon rate has not been established as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.0%
US Government and Agency Obligations	15.8%
Non-Agency Commercial Mortgage Backed Obligations	13.2%
Non-Agency Residential Collateralized Mortgage Obligations	12.2%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.7%
US Corporate Bonds	5.6%
Short Term Investments	5.3%
US Government and Agency Mortgage Backed Obligations	5.3%
Asset Backed Obligations	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Other Assets and Liabilities	13.6%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.0%
US Government and Agency Obligations	15.8%
Non-Agency Commercial Mortgage Backed Obligations	13.2%
Non-Agency Residential Collateralized Mortgage Obligations	12.2%
Affiliated Mutual Funds	6.4%
Short Term Investments	5.3%
US Government and Agency Mortgage Backed Obligations	5.3%
Banking	3.4%
Utilities	1.5%
Telecommunications	1.0%
Energy	0.8%
Transportation	0.8%
Asset Backed Obligations	0.6%
Insurance	0.4%
Healthcare	0.3%
Pharmaceuticals	0.3%
Food Products	0.3%
Automotive	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Real Estate	0.3%
Aerospace & Defense	0.3%
Technology	0.3%
Building and Development (including Steel/Metals)	0.2%
Environmental Control	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.1%
Retailers (other than Food/Drug)	0.1%
Finance	0.1%
Beverage and Tobacco	0.1%
Chemicals/Plastics	0.1%
Containers and Glass Products	0.1%
Mining	0.1%
Construction	0.0%	(i)
Media	0.0%	(i)
Other Assets and Liabilities	13.6%

	100.0%

(i)	Represents less than 0.05% of net assets

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at June 30, 2021	Value at June 30, 2021	Change in Unrealized for the Period Ended June 30, 2021	Dividend Income Earned for the Period Ended June 30, 2021	Net Realized Gain (Loss) for the Period Ended June 30, 2021
DoubleLine Floating Rate Fund (Class I)	$2,353,170	$3,000,000	$—	561,546	$5,362,761	$9,591	$33,375	$—

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	07/30/2021	32,000,000	EUR	$6,233,396
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	10/29/2021	9,600,000	EUR	3,816,650
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	02/28/2022	6,000,000	EUR	1,309,632
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/28/2022	13,700,000	EUR	502,499

								$11,862,177

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/08/2022	JP Morgan Securities LLC	9,253,013	USD	$9,253,013	7,600,000	EUR	$9,080,683	$(172,330)
06/08/2022	Barclays Capital, Inc.	10,503,085	USD	10,503,085	8,600,000	EUR	10,275,509	(227,576)
06/08/2022	Goldman Sachs	55,098,569	USD	55,098,569	45,100,000	EUR	53,886,683	(1,211,886)

				$74,854,667			$73,242,875	$(1,611,792)

EUR	Euro

USD	US Dollar

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.